Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other assets
5. Prepaid expenses and other assets
Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Security deposits 1	60,052	1,108,146
Prepaid rental deposits	92,922	100,125
Prepaid online marketing expenses	25,975	17,701
Advances	19,517	14,220
Convertible loan 2	—	20,000
Others	23,327	130,831

	221,793	1,391,023

1	The balances represent security deposits set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners.

2
In 2019, the Group agrees to grant a RMB20,000 loan, which can be extend to RMB40,000, to Shanghai Qiaopan Technology Company Limited (“Qiaopan”), a third party company founded by a former employee of the Group. Together with the loan agreement, the Group agrees to lent certain equipment amounting to RMB8,000 to Qiaopan. The loan and equipment are convertible into a minority interest in Qiaopan upon occurrence of certain events in 2020. If Qiaopan fails to fulfill such events, Qiaopan is obligated to repay loan at a 8% interest rate and pay a rental fee of certain percentage on the equipment amount for its usage of the equipment. The Group considered this arrangement and concluded although Qiaopan meets the definition of VIE, the Group does not need to consolidate Qiaopan in its consolidated financial statements as the Group does not have power to direct the activities of Qiaopan.

Qiaopan engaged in offline B2C consumption-oriented lending business with focuses on consumers of 3C products (i.e. computer, communications, and consumer electronics). Qiaopan refers these offline B2C borrowers to institutional funding partners. A reserve pool equals to 5% to 10% of the total lending amount is set aside by Qiaopan to repay the institutional funding partners in the event of default of borrowers referred by Qiaopan. Qiaopan and its founders/directors are obligated to replenish the reserve pool whenever payment is made from the reserve pool.
In December, 2019, the Group granted a guarantee in an amount up to RMB100,000 to Shanghai Qiaopan Technology Company Limited (“Qiaopan”) to facilitate its offline B2C lending business.
Under the guarantee agreement, the Group is only liable to the institutional funding partner when the reserve pool is depleted. Once the Group makes any guarantee payment under this guarantee agreement, the Group shall be able to claim the payment amount from the founders/directors of Qiaopan who gave personal guarantee to the Group to repay any payments made by the Group under this guarantee agreement, as well as any applicable penalties, damages and professional fees incurred by the Group. For the year ended December 31, 2019, no guarantee payments were made by the Group under this guarantee agreement. As of December 31, 2019, no liability was recorded by the Group as the Group believe the reserve pool set aside by Qiaopan is enough to cover the default risk of borrowers referred by Qiaopan to its institutional funding partners and the relevant guarantee liability, if any, for the outstanding loans covered by this guarantee agreement is not material.